Note 13 - Derivative Financial Instruments - Gain or Loss on Derivatives Not Designated as Hedging Instruments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Gain on derivatives, net	$ 496,820	$ 13,786	$ 49,167
Not Designated as Hedging Instrument [Member]
Gain on derivatives, net	496,820	13,786
Not Designated as Hedging Instrument [Member] | Interest Rate Swap [Member]
Derivatives not designated as hedging instruments, loss	(309,854)	(45,773)
Derivatives not designated as hedging instruments, gain	17,646	10,209
Not Designated as Hedging Instrument [Member] | Freight Forward Agreements [Member]
Gain on derivatives, net		49,350
Not Designated as Hedging Instrument [Member] | Freight Forward Agreements and Bunker Swap contracts [Member]
Gain on derivatives, net	$ 789,028